Combined Statements of Financial Condition - USD ($) $ in Thousands		Mar. 31, 2018	Sep. 30, 2017
ASSETS
Investment in Gold, at fair value		$ 16,666	$ 14,406	[1]
Gold Delivery Agreement receivable		170	21	[1]
Total Assets		16,836	14,427	[1]
LIABILITIES
Accounts payable to Sponsor		5	4	[1]
Gold Delivery Agreement payable	[1]		50
Total Liabilities		5	54	[1]
Net Assets		$ 16,831	$ 14,373	[1]
Shares issued		140,000	120,000	[1],[2]
Shares outstanding	[2]	140,000	120,000	[1]
Net asset value per Share	[2]	$ 120.22	$ 119.77	[1]
SPDR Long Dollar Gold Trust [Member]
ASSETS
Investment in Gold, at fair value		$ 16,666	$ 14,406	[1]
Gold Delivery Agreement receivable		170	21	[1]
Total Assets		16,836	14,427	[1]
LIABILITIES
Accounts payable to Sponsor		5	4	[1]
Gold Delivery Agreement payable	[1]		50
Total Liabilities		5	54	[1]
Net Assets		$ 16,831	$ 14,373	[1]
Shares issued		140,000	120,000	[1],[2]
Shares outstanding	[2]	140,000	120,000	[1]
Net asset value per Share	[2]	$ 120.22	$ 119.77	[1]
The Gold Trust [Member]
ASSETS
Cash			$ 0
Total Assets			0
LIABILITIES
Net Assets			$ 0

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.
[2]	Authorized share capital is unlimited and the par value of the Shares is $0.00.